Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note B: Goodwill and Intangible Assets

The following table shows the changes in goodwill by reportable segment and in total:

December 31	Mid- America Group	Southeast Group	West Group	Cement	Total
(add 000)	2014
Balance at beginning of period	$263,967	$50,346	$302,308	$—	$616,621
Division reorganization	18,150	—	(18,150)	—	—
Acquisitions	—	—	600,372	883,900	1,484,272
Divestitures	—	—	(32,094)	—	(32,094)
Balance at end of period	$282,117	$50,346	$852,436	$883,900	$2,068,799
	2013
Balance at beginning of period	$263,868	$50,001	$302,335	$—	$616,204
Acquisitions	99	345	—	—	444
Adjustments to purchase price allocations	—	—	(27)	—	(27)
Balance at end of period	$263,967	$50,346	$302,308	$—	$616,621

Intangible assets subject to amortization consist of the following:

December 31	Gross Amount	Accumulated Amortization	Net Balance
(add 000)	2014
Noncompetition agreements	$6,274	$(5,971)	$303
Customer relationships	36,610	(7,654)	28,956
Operating permits	498,462	(5,575)	492,887
Use rights and other	15,385	(6,940)	8,445
Trade names	12,800	(1,143)	11,657
Total	$569,531	$(27,283)	$542,248
	2013
Noncompetition agreements	$6,274	$(5,583)	$691
Customer relationships	20,660	(6,160)	14,500
Operating permits	6,800	(1,394)	5,406
Use rights and other	10,115	(6,156)	3,959
Total	$43,849	$(19,293)	$24,556

Intangible assets deemed to have an indefinite life and not being amortized consist of the following:

December 31	Aggregates Business	Cement	Magnesia Specialties	Total
(add 000)	2014
Operating permits	$6,600	$—	$—	$6,600
Use rights	9,385	20,027	—	29,412
Trade names	—	14,380	2,565	16,945
Total	$15,985	$34,407	$2,565	$52,957
	2013
Operating permits	$11,635	$—	$—	$11,635
Use rights	9,835	—	—	9,835
Trade names	—	—	2,565	2,565
Total	$21,470	$—	$2,565	$24,035

During 2014, the Corporation acquired $559,277,000 of intangibles from the Texas Industries Inc. (“TXI”) acquisition, consisting of the following:

(add 000)	Amount	Weighted-average amortization period
Subject to amortization:
Customer relationships	$20,150	12.0 years
Operating permits	487,100	87.3 years
Use rights and other	4,820	8.2 years
Trade names	12,800	6.0 years
	524,870	81.7 years
Not subject to amortization:
Trade names	14,380	N/A
Use rights	20,027
	34,407
Total	$559,277

Use rights include, but are not limited to, water rights, subleases and proprietary information.

Total amortization expense for intangible assets for the years ended December 31, 2014, 2013 and 2012 was $9,311,000, $3,587,000 and $3,593,000, respectively.

The estimated amortization expense for intangible assets for each of the next five years and thereafter is as follows:

(add 000)
2015	$14,488
2016	14,183
2017	14,044
2018	13,153
2019	11,847
Thereafter	474,533
Total	$542,248